Income Tax Expense (Details) - Schedule of tax recognised in profit or loss (Parentheticals)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Tax Recognised In Profit Or Loss Abstract
Tax rates applicable to profits in PRC	25.00%	25.00%